SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENT

26. SUBSEQUENT EVENT

Management performed an evaluation of the Company’s activity through the date the financial statements were issued May 15, 2025, noting the following subsequent events:

(a) Private placement

On January 5, 2025, the Company entered into a securities purchase agreement with certain investors (“Investors”), severally but not jointly, for a private placement offering (“Private Placement”) of 1,678,572 ordinary shares, par value $0.003 per share, of the Company at $1.68 per share and warrants to purchase Ordinary Shares to purchase up to 5,035,716 ordinary shares. The warrants have an exercise price of $1.00 per share and are exercisable on or after January 7, 2025 for three years. On January 7, 2025, 1,678,572 ordinary shares were issued and the Private Placement closed. The gross proceeds to the Company from the Private Placement, before deducting estimated offering expenses payable by the Company, amounted to approximately $2.82 million, were fully received in December 2024. On February 18, 2025, the Investors exercised all the warrants on a cashless basis at the average closing price of US$1.72 resulting in the issuance of 2,107,973 ordinary shares.

(b) Reclassification of ordinary shares and share exchange

On January 10, 2025, the shareholders of the Company approved at the 2025 Extraordinary General Meeting, the redesignation of authorized share capital from one class of ordinary shares to two classes of ordinary shares (the “Reclassification”). Upon the Reclassification, the authorized 10,000,000,000 shares of the Company consist of 9,982,000,000 class A ordinary shares (“Class A Ordinary Shares”), par value of US$0.003 each and 18,000,000 class B ordinary shares (“Class B Ordinary Shares”), par value of US$0.003 each.

Each Class A Ordinary Share entitles the holder thereof to one vote on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share entitles the holder thereof to 20 votes on all matters subject to vote at general meetings of the Company. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at any time at the option of the holder thereof. In no event shall Class A Ordinary Shares be convertible into Class B Ordinary Shares. Save and except for voting rights and conversion rights, the Class A Ordinary Shares and the Class B Ordinary Shares rank par passu with one another and have the same rights, preferences, privileges and restrictions.

On March 24, 2025, the Company issued an aggregate of 1,600,000 Class B Ordinary Shares to two of its existing shareholders, Chijet Holdings Limited and Euroamer Kaiwan Technology Company Limited, pursuant to a Share Exchange Agreement dated as of March 16, 2025 among the Company and two shareholders. In exchange for the Class B Ordinary Shares, the two shareholders returned an aggregate of 1,624,910 Class A Ordinary Shares of the Company to the Company, which were subsequently canceled, retired and reverted to authorized but unissued Class A Ordinary Shares.

(c) Acquisition

On February 21, 2025, the Company entered into a stock purchase agreement (“Agreement”) with Too Express Group Inc. (“Too Express”), a Delaware corporation engaged in the delivery and transportation business and each of the holders of Too Express’s outstanding capital shares (collectively, the “Sellers”) to acquire an aggregate of 80% of the equity interests in Too Express. The purchase price was paid in the form of 23,255,814 Class A Ordinary Shares of the Company, the value of which the parties agreed to be US$40,000,000, or US$1.72 per share, reflecting the 20-day average closing price of the Company’s Class A Ordinary Shares prior to the date of the Agreement. The transaction closed on March 14, 2025.